Distribution of Net Revenue by Geographical Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net Revenue	$ 1,666,487	$ 1,574,978	$ 1,503,316
Ireland
Segment Reporting Information [Line Items]
Net Revenue	410,572	429,631	360,376
Rest Of Europe
Segment Reporting Information [Line Items]
Net Revenue	313,185	330,487	372,634
United States
Segment Reporting Information [Line Items]
Net Revenue	763,821	650,941	605,815
Other
Segment Reporting Information [Line Items]
Net Revenue	$ 178,909	$ 163,919	$ 164,491